SHARE BASED PAYMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE BASED PAYMENTS
NOTE 6 - SHARE BASED PAYMENTS

On May 26, 2021, the Company granted to its chair of the audit committee and a board of directors’ member 15,000 options to purchase its shares that will be vested over a service period of 8 months.

The fair value of the options granted was estimated as of the grant date to $304 thousand using the Black-Scholes model.

The following table summarizes the underlying assumptions used in the model:

Dividend Yield	0%
Expected volatility	37.7%
Risk free interest rate	0.87%
Expected life	5.33 years
Weighted average exercise price	$57.56
Price per share	$57.56

During June 2021, the Company withheld income taxes totaling to $2.9 million associated with exercising employees’ stock options and trading shares during the reporting period. The amount was transferred to the ITA, subsequent to the end of the reporting period.

NOTE 10- SHARE BASED PAYMENTS

During the first quarter of 2019, the Company reached an agreement with Company’s former Chief Executive Officer following his termination of employment, to extend the expiration date of the options granted to him on May 20, 2015 by four years.

The fair value of the extended options was estimated as of the June 30, 2019, using the Black-Scholes model.

The following table summarizes the underlying assumptions used in the model:

Dividend Yield	0%
Expected volatility	31%
Risk free interest rate	2.48%
Expected life	2 years
Weighted average exercise price	$0.17
Price per share	$0.52
Grant date fair value of each option	$0.36

As a result of the above mentioned modification during 2019, the Company recorded $250 thousand of share based compensation expenses.

On May 13, 2019, the Company granted to certain employees 4,321,500 options to purchase its shares that will be vested over a service period of four years.

The fair value of the options granted was estimated as of the Grant Date using the Black-Scholes model.

The following table summarizes the underlying assumptions used in the model:

Dividend Yield	0%
Expected volatility	29.67%-30.2%
Risk free interest rate	2.21%-2.28%
Expected life	5.5-7 years
Weighted average exercise price	$0.17
Price per share	$0.52
Grant date weighted average fair value per option	$0.38

On July 1, 2019, the Company has amended to certain employees, who agreed to it, certain terms of options granted as part of 2015 and 2017 plans. According to the amendment, the exercise of the options shall no longer be conditioned upon M&A transaction or IPO. The options, which are no longer conditioned, are considered as being granted on July 1, 2019 and are vested over a period of two years from the new grant date.

The fair value of the options granted was estimated as of the new Grant Date using the Black-Scholes model.

The following table summarizes the underlying assumptions used in the model:

Dividend Yield	0%
Expected volatility	29.3%-29.86%
Risk free interest rate	1.8%-1.85%
Expected life	5.12-6 years
Weighted average exercise price	$0.21
Price per share	$0.52
Grant date weighed average fair value of an option	$0.34

On July 13, 2020, the Company granted to certain employees options to purchase an aggregate of 415,000 of its ordinary shares that will vest over a service period of four years.

The fair value of the options granted was estimated to be $0.6 million as of the July 13, 2020 grant date using the Black-Scholes model:

Dividend Yield	0%
Expected volatility	39.4%-37%
Risk free interest rate	0.35%-0.48%
Expected life	5.5-7 years
Weighted average exercise price	$0.17
Price per share	$1.5

On November 18, 2020, the Company granted to the Chairman of the Board options to purchase an aggregate of 48,581 of its ordinary shares that will vest over a service period of two years. On the same date the Company granted to certain consultant options to purchase an aggregate of 12,145 of its ordinary shares that will vest over a service period of four years.

The fair value of the options granted was estimated to be $0.4 million as of the November 18, 2020 grant date using the Black-Scholes model:

Dividend Yield	0%
Expected volatility	39%-42%
Risk free interest rate	0.42%-0.64%
Expected life	5.13-7 years
Weighted average exercise price	$17
Price per share	$17
The following table summarizes option activities for the years ended December 31, 2020, 2019 and 2018:

	2020		2019		2018
	Weighted average exercise price ($)	Number	Weighted average exercise price ($)	Number	Weighted average exercise price ($)	Number

Outstanding at January 1,	1.48	1,632,220	1.56	1,113,218	1.56	1,118,077
Granted during the year	9.92	111,129	1.40	524,867	-	-
Exercised during the year	1.40	(12,473)	-	-	-	-
Forfeited during the year	1.73	(22,856)	1.81	(5,865)	2.96	(4,859)
Outstanding at December 31,	2.02	1,708,020	1.48	1,632,220	1.56	1,113,218

Vested and exercisable at December 31,	1.52	1,203,456	1.48	1,045,076	1.48	1,055,701

On November 10, 2020 the Company completed a 1: 8.234 reverse split of its share and the numbers of options and the exercise price were adjusted accordingly in the tables above.

As of December 31, 2020, the Company had unrecognized share-based compensation expenses related to options of $1.3 million, which is expected to be recognized over a weighted average period of approximately 1.8 years.